STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 0	$ 0
Operating Expenses
Salaries	365,824	192,783
Rent	35,328	17,290
Professional fees	378,156	203,242
Insurance	5,110	8,602
Travel	30,608	3,577
Communications	108,175	0
Software development	221,688	37,014
General and administrative	39,393	28,600
Total operating expenses	1,184,282	491,108
Operating Loss	(1,184,282)	(491,108)
Other expenses
Warrant expense	(301,606)	(207,784)
Interest and bank charges, net	(1,175)	(494)
Interest on convertible notes	(19,186)	(6,231)
Total other expenses	(321,967)	(214,509)
Loss before taxes	(1,506,249)	(705,617)
Less: Refundable taxes	4,045	104,782
Net loss	(1,502,204)	(600,835)
Other Comprehensive income
Foreign exchange translation adjustment	35,428	27,374
Total other comprehensive income	35,428	27,374
Comprehensive loss	$ (1,466,776)	$ (573,461)
Weighted average shares used to compute net loss per share	32,144,065	22,433,195
Net loss per share	$ (0.05)	$ (0.03)